Distribution Date:	01/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016 C32

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691GAN0	1.968000%	36,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691GAP5	3.297000%	6,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691GAQ3	3.514000%	58,600,000.00	25,697,689.55	920,821.71	75,251.40	0.00	0.00	996,073.11	24,776,867.84	33.20%	30.00%
A-3	61691GAR1	3.459000%	190,000,000.00	180,194,840.17	0.00	519,411.63	0.00	0.00	519,411.63	180,194,840.17	33.20%	30.00%
A-4	61691GAS9	3.720000%	342,567,000.00	342,567,000.00	0.00	1,061,957.70	0.00	0.00	1,061,957.70	342,567,000.00	33.20%	30.00%
A-S	61691GAV2	3.994000%	65,754,000.00	65,754,000.00	0.00	218,851.23	0.00	0.00	218,851.23	65,754,000.00	25.17%	22.75%
B	61691GAW0	4.095000%	44,214,000.00	44,214,000.00	0.00	150,880.27	0.00	0.00	150,880.27	44,214,000.00	19.78%	17.88%
C	61691GAX8	4.266437%	43,080,000.00	43,080,000.00	0.00	153,165.10	0.00	0.00	153,165.10	43,080,000.00	14.52%	13.13%
D	61691GAC4	3.396000%	48,749,000.00	48,749,000.00	0.00	137,959.67	0.00	0.00	137,959.67	48,749,000.00	8.58%	7.75%
E	61691GAE0	4.266437%	23,807,000.00	23,807,000.00	0.00	84,642.56	0.00	0.00	84,642.56	23,807,000.00	5.67%	5.13%
F	61691GAG5	4.266437%	10,203,000.00	10,203,000.00	0.00	36,275.38	0.00	0.00	36,275.38	10,203,000.00	4.43%	4.00%
G*	61691GAJ9	4.266437%	36,278,869.00	36,278,869.00	0.00	108,079.63	0.00	0.00	108,079.63	36,278,869.00	0.00%	0.00%
R	61691GAL4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,952,869.01	820,545,398.72	920,821.71	2,546,474.57	0.00	0.00	3,467,296.28	819,624,577.01

X-A	61691GAT7	0.641840%	634,867,000.00	548,459,529.72	0.00	293,352.83	0.00	0.00	293,352.83	547,538,708.01
X-B	61691GAU4	0.231829%	109,968,000.00	109,968,000.00	0.00	21,244.82	0.00	0.00	21,244.82	109,968,000.00
X-D	61691GAA8	0.870437%	48,749,000.00	48,749,000.00	0.00	35,360.80	0.00	0.00	35,360.80	48,749,000.00
Notional SubTotal			793,584,000.00	707,176,529.72	0.00	349,958.45	0.00	0.00	349,958.45	706,255,708.01

Deal Distribution Total					920,821.71	2,896,433.02	0.00	0.00	3,817,254.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691GAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691GAQ3	438.52712543	15.71368106	1.28415358	0.00000000	0.00000000	0.00000000	0.00000000	16.99783464	422.81344437
A-3	61691GAR1	948.39389563	0.00000000	2.73374542	0.00000000	0.00000000	0.00000000	0.00000000	2.73374542	948.39389563
A-4	61691GAS9	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-S	61691GAV2	1,000.00000000	0.00000000	3.32833333	0.00000000	0.00000000	0.00000000	0.00000000	3.32833333	1,000.00000000
B	61691GAW0	1,000.00000000	0.00000000	3.41249989	0.00000000	0.00000000	0.00000000	0.00000000	3.41249989	1,000.00000000
C	61691GAX8	1,000.00000000	0.00000000	3.55536444	0.00000000	0.00000000	0.00000000	0.00000000	3.55536444	1,000.00000000
D	61691GAC4	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
E	61691GAE0	1,000.00000000	0.00000000	3.55536439	0.00000000	0.00000000	0.00000000	0.00000000	3.55536439	1,000.00000000
F	61691GAG5	1,000.00000000	0.00000000	3.55536411	0.00000000	0.00000000	0.00000000	0.00000000	3.55536411	1,000.00000000
G	61691GAJ9	1,000.00000000	0.00000000	2.97913449	0.57622993	7.31467400	0.00000000	0.00000000	2.97913449	1,000.00000000
R	61691GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691GAT7	863.89673699	0.00000000	0.46206974	0.00000000	0.00000000	0.00000000	0.00000000	0.46206974	862.44632027
X-B	61691GAU4	1,000.00000000	0.00000000	0.19319093	0.00000000	0.00000000	0.00000000	0.00000000	0.19319093	1,000.00000000
X-D	61691GAA8	1,000.00000000	0.00000000	0.72536462	0.00000000	0.00000000	0.00000000	0.00000000	0.72536462	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	75,251.40	0.00	75,251.40	0.00	0.00	0.00	75,251.40	0.00
A-3	12/01/24 - 12/30/24	30	0.00	519,411.63	0.00	519,411.63	0.00	0.00	0.00	519,411.63	0.00
A-4	12/01/24 - 12/30/24	30	0.00	1,061,957.70	0.00	1,061,957.70	0.00	0.00	0.00	1,061,957.70	0.00
X-A	12/01/24 - 12/30/24	30	0.00	293,352.83	0.00	293,352.83	0.00	0.00	0.00	293,352.83	0.00
X-B	12/01/24 - 12/30/24	30	0.00	21,244.82	0.00	21,244.82	0.00	0.00	0.00	21,244.82	0.00
A-S	12/01/24 - 12/30/24	30	0.00	218,851.23	0.00	218,851.23	0.00	0.00	0.00	218,851.23	0.00
B	12/01/24 - 12/30/24	30	0.00	150,880.27	0.00	150,880.27	0.00	0.00	0.00	150,880.27	0.00
C	12/01/24 - 12/30/24	30	0.00	153,165.10	0.00	153,165.10	0.00	0.00	0.00	153,165.10	0.00
X-D	12/01/24 - 12/30/24	30	0.00	35,360.80	0.00	35,360.80	0.00	0.00	0.00	35,360.80	0.00
D	12/01/24 - 12/30/24	30	0.00	137,959.67	0.00	137,959.67	0.00	0.00	0.00	137,959.67	0.00
E	12/01/24 - 12/30/24	30	0.00	84,642.56	0.00	84,642.56	0.00	0.00	0.00	84,642.56	0.00
F	12/01/24 - 12/30/24	30	0.00	36,275.38	0.00	36,275.38	0.00	0.00	0.00	36,275.38	0.00
G	12/01/24 - 12/30/24	30	243,597.05	128,984.60	0.00	128,984.60	20,904.97	0.00	0.00	108,079.63	265,368.10
Totals			243,597.05	2,917,337.99	0.00	2,917,337.99	20,904.97	0.00	0.00	2,896,433.02	265,368.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,817,254.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,027,817.62	Master Servicing Fee	6,622.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,387.56
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	353.29
ARD Interest	0.00	Operating Advisor Fee	1,192.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	388.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,027,817.62	Total Fees	13,234.97

Principal		Expenses/Reimbursements
Scheduled Principal	920,821.71	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,058.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,846.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	920,821.71	Total Expenses/Reimbursements	20,904.97

		Interest Reserve Deposit	97,244.60

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,896,433.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	920,821.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,817,254.73
Total Funds Collected	3,948,639.33	Total Funds Distributed	3,948,639.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

Collateral Reconciliation			Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	820,545,398.87	820,545,398.87	Beginning Certificate Balance	820,545,398.72
(-) Scheduled Principal Collections	920,821.71	920,821.71	(-) Principal Distributions	920,821.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	819,624,577.16	819,624,577.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	820,690,361.13	820,690,361.13	Ending Certificate Balance	819,624,577.01
Ending Actual Collateral Balance	819,714,244.77	819,714,244.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP	Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP
5,000,000 or Less	16	57,240,290.84	6.98%	22	4.6028	2.175332	1.30 or Less	8	105,042,833.58	12.82%	23	4.5260	1.219500
5,000,001 - 10,000,000	8	57,441,530.44	7.01%	22	4.4388	2.176701	1.31 - 1.40	2	11,623,694.07	1.42%	21	4.1478	1.358921
10,000,001 - 15,000,000	5	62,435,555.92	7.62%	21	4.3437	1.461565	1.41 - 1.50	5	39,922,837.46	4.87%	22	4.7086	1.445311
15,000,001 - 25,000,000	9	185,913,313.17	22.68%	23	4.7553	1.637283	1.51 - 1.60	1	33,704,648.11	4.11%	23	4.7650	1.584900
25,000,001 - 50,000,000	6	212,627,476.11	25.94%	22	4.3349	2.646050	1.61 - 1.70	3	71,723,132.56	8.75%	22	4.3755	1.644748
50,000,001 or Greater	3	160,000,000.00	19.52%	22	3.5260	3.320979	1.71 - 1.80	6	94,473,541.17	11.53%	23	4.9404	1.730879
Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479	1.81 - 2.50	10	83,350,267.09	10.17%	22	4.4748	2.130968
							2.51 - 3.00	3	61,769,219.78	7.54%	22	3.8191	2.536313
							3.01 or Greater	9	234,047,992.66	28.56%	22	3.8366	3.710304
							Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	83,966,410.68	10.24%	21	4.1965	NAP	Totals	74	819,624,577.16	100.00%	22	4.2848	2.297479
Alabama	1	7,399,635.32	0.90%	22	4.4510	1.475600
									Property Type³
Arizona	1	2,494,384.81	0.30%	24	4.6800	1.294900
California	11	153,130,502.46	18.68%	23	4.2613	2.636477		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	5,989,744.69	0.73%	22	4.7300	2.470900		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	46,776,473.91	5.71%	23	5.2390	1.994606	Defeased	11	83,966,410.68	10.24%	21	4.1965	NAP
Georgia	1	55,000,000.00	6.71%	22	3.7320	2.533900	Industrial	6	74,721,564.59	9.12%	22	4.4214	2.717990
Hawaii	2	63,000,000.00	7.69%	22	4.1995	3.800700	Lodging	3	84,239,495.52	10.28%	22	4.6560	3.278837
Illinois	4	19,764,159.82	2.41%	24	4.7784	1.272423	Mixed Use	3	46,332,895.35	5.65%	23	4.8238	1.547828
Maryland	2	45,334,275.85	5.53%	23	4.7335	1.690005	Mobile Home Park	1	6,797,992.66	0.83%	22	4.5180	3.352100
Michigan	4	19,208,248.01	2.34%	21	4.3375	1.749213	Multi-Family	12	74,194,780.14	9.05%	21	4.2668	1.750820
Minnesota	1	16,462,499.86	2.01%	23	4.5600	1.780600	Office	4	140,009,174.85	17.08%	22	4.0047	2.701802
Missouri	1	4,664,046.90	0.57%	24	4.6800	1.295000	Retail	31	290,302,557.86	35.42%	22	4.2279	2.046822
New Mexico	1	4,224,816.40	0.52%	24	4.6800	1.295000	Self Storage	3	19,059,705.50	2.33%	23	4.1003	3.305198
New York	2	35,409,303.53	4.32%	22	4.1580	3.474300	Totals	74	819,624,577.16	100.00%	22	4.2848	2.297479
North Carolina	1	3,212,079.07	0.39%	23	4.5300	1.739300
Ohio	4	33,899,957.36	4.14%	21	4.7867	1.754257
Oklahoma	2	8,961,824.80	1.09%	20	3.9600	1.352600
Pennsylvania	2	26,652,137.45	3.25%	22	4.3217	1.856812
South Carolina	1	4,521,640.53	0.55%	23	5.0900	1.823200
Tennessee	4	80,705,950.11	9.85%	22	4.3542	1.654555
Texas	5	24,476,731.81	2.99%	23	4.4590	1.139969
Utah	1	6,126,020.76	0.75%	23	4.8300	1.957900
Virginia	2	55,000,000.00	6.71%	22	3.0381	3.845304
Washington	3	13,243,733.02	1.62%	20	4.1710	1.159200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP	Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP
	4.5000 or Less	23	459,547,895.23	56.07%	22	3.9669	2.785324	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001 - 5.0000	19	240,151,658.19	29.30%	23	4.7241	1.646648	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001 - 5.5000	4	14,719,117.54	1.80%	23	5.0595	1.832785	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 or Greater	1	21,239,495.52	2.59%	23	6.0100	1.730900	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479	49 months or greater	47	735,658,166.48	89.76%	22	4.2949	2.364108
								Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP	Defeased	8	83,966,410.68	10.24%	21	4.1965	NAP
	60 Months or Less	47	735,658,166.48	89.76%	22	4.2949	2.364108	Interest Only	9	282,250,000.00	34.44%	22	3.7998	3.489694
	61 - 120 Months	0	0.00	0.00%	0	0.0000	0.000000	180 Months or Less	1	1,823,920.72	0.22%	22	5.1400	1.656300
	121 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	181 - 300 Months	37	451,584,245.76	55.10%	22	4.6010	1.663451
	Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479	301 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	36,201,574.71	4.42%	22	4.1926	4.112852			No outstanding loans in this group
	Totals	55	819,624,577.16	100.00%	22	4.2848	2.297479

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931008	LO	Honolulu	HI	Actual/360	4.199%	113,911.44	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	01/01/25
2	453011433	OF	Atlanta	GA	Actual/360	3.732%	176,751.67	0.00	0.00	N/A	11/05/26	--	55,000,000.00	55,000,000.00	01/05/25
3	453011434	RT	Memphis	TN	Actual/360	4.146%	167,854.05	0.00	0.00	N/A	11/01/26	--	47,015,747.08	47,015,747.08	01/01/25
4	300801560	OF	Palo Alto	CA	Actual/360	3.840%	175,253.33	0.00	0.00	N/A	12/01/26	--	53,000,000.00	53,000,000.00	01/01/25
5	300801515	RT	Woodbridge	VA	Actual/360	2.988%	133,805.54	0.00	0.00	N/A	11/01/26	--	52,000,000.00	52,000,000.00	01/01/25
6	300801551	IN	Various	Various	Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	01/01/25
7	1648062	RT	Big Flats	NY	Actual/360	3.650%	119,282.94	65,073.26	0.00	N/A	11/01/26	08/01/26	37,951,267.65	37,886,194.39	01/01/25
8	695100730	MU	Sebastopol	CA	Actual/360	4.765%	138,532.35	57,424.59	0.00	N/A	12/06/26	--	33,762,072.70	33,704,648.11	01/06/25
9	307101009	RT	Spring Hill	TN	Actual/360	4.730%	107,730.17	42,391.47	0.00	N/A	11/01/26	--	26,449,472.39	26,407,080.92	01/01/25
10	300801521	MF	Rialto	CA	Actual/360	4.269%	86,382.42	50,441.37	0.00	N/A	11/06/26	--	23,497,941.73	23,447,500.36	01/06/25
11	307101011	OF	Westlake	OH	Actual/360	4.716%	87,684.03	65,720.12	0.00	N/A	11/01/26	--	21,591,732.91	21,526,012.79	01/01/25
12	695100729	IN	Gaithersburg	MD	Actual/360	4.786%	94,469.20	38,842.85	0.00	N/A	12/06/26	--	22,922,307.61	22,883,464.76	01/06/25
13	1648130	RT	Lanham	MD	Actual/360	4.680%	90,622.45	36,149.46	0.00	N/A	12/01/26	--	22,486,960.55	22,450,811.09	01/01/25
14	695100719	RT	Various	Various	Actual/360	4.680%	84,608.16	42,262.07	0.00	N/A	01/06/27	--	20,994,581.74	20,952,319.67	01/06/25
15	1648012	LO	Tampa	FL	Actual/360	6.010%	110,095.99	33,950.47	0.00	N/A	12/01/26	--	21,273,445.99	21,239,495.52	01/01/25
16	300801543	RT	Lancaster	PA	Actual/360	4.381%	73,941.24	38,477.58	0.00	N/A	11/01/26	--	19,599,918.56	19,561,440.98	01/01/25
17	695100722	RT	Various	Various	Actual/360	4.680%	70,222.12	35,076.18	0.00	N/A	01/06/27	--	17,424,844.32	17,389,768.14	01/06/25
18	307101018	IN	Norton	MA	Actual/360	4.520%	70,261.80	26,234.33	0.00	N/A	05/06/26	--	18,051,845.74	18,025,611.41	01/01/25
19	1648136	RT	Roseville	MN	Actual/360	4.560%	64,749.15	27,097.04	0.00	N/A	12/01/26	--	16,489,596.90	16,462,499.86	01/01/25
20	1647947	RT	Livonia	MI	Actual/360	4.163%	52,851.40	32,349.11	0.00	N/A	10/01/26	--	14,743,169.29	14,710,820.18	01/01/25
21	300801509	MF	Seattle	WA	Actual/360	4.171%	47,658.82	25,440.09	0.00	N/A	09/01/26	--	13,269,173.11	13,243,733.02	01/01/25
22	307101022	RT	New Port Richey	FL	Actual/360	4.470%	47,202.12	22,096.00	0.00	N/A	11/01/26	--	12,262,944.03	12,240,848.03	01/01/25
23	307101023	MF	Galveston	TX	Actual/360	4.220%	42,799.20	20,802.33	0.00	N/A	10/01/26	--	11,777,794.96	11,756,992.63	01/01/25
24	695100728	OF	Laguna Hills	CA	Actual/360	4.807%	43,478.79	20,582.01	0.00	N/A	12/06/26	--	10,503,744.07	10,483,162.06	01/06/25
25	1647852	MF	Stillwater	OK	Actual/360	3.960%	30,629.54	20,445.01	0.00	N/A	09/01/26	--	8,982,269.81	8,961,824.80	01/01/25
26	695100727	IN	Indianapolis	IN	Actual/360	4.765%	34,582.76	16,627.32	0.00	N/A	09/06/26	--	8,428,252.23	8,411,624.91	01/06/25
27	307101027	RT	Various	Various	Actual/360	4.780%	24,248.75	8,079.80	0.00	N/A	12/01/26	--	5,891,180.16	5,883,100.36	01/01/25
27A	307101127				Actual/360	4.780%	12,658.54	4,217.88	0.00	N/A	12/01/26	--	3,075,363.53	3,071,145.65	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	307101028	MU	Elmhurst	IL	Actual/360	4.920%	34,399.83	12,943.10	0.00	N/A	12/01/26	--	8,119,549.81	8,106,606.71	01/01/25
29	300801557	SS	San Carlos	CA	Actual/360	4.024%	30,319.72	0.00	0.00	N/A	12/01/26	--	8,750,000.00	8,750,000.00	01/01/25
30	307101030	MF	State College	PA	Actual/360	4.520%	28,350.40	14,057.11	0.00	N/A	10/01/26	--	7,283,860.24	7,269,803.13	01/01/25
31	300801545	RT	Guntersville	AL	Actual/360	4.451%	28,412.73	13,400.84	0.00	N/A	11/01/26	--	7,413,036.16	7,399,635.32	01/01/25
32	695100713	MH	LaBelle	FL	Actual/360	4.518%	26,496.61	12,600.56	0.00	N/A	11/06/26	--	6,810,593.22	6,797,992.66	01/06/25
34	307101034	IN	West Valley City	UT	Actual/360	4.830%	25,528.98	11,982.74	0.00	N/A	12/01/26	--	6,138,003.50	6,126,020.76	01/01/25
35	307101035	RT	Aurora	CO	Actual/360	4.730%	24,445.38	11,985.60	0.00	N/A	11/01/26	--	6,001,730.29	5,989,744.69	01/01/25
36	307101036	RT	Various	FL	Actual/360	5.020%	16,614.78	7,274.40	0.00	N/A	12/01/26	--	3,843,542.83	3,836,268.43	01/01/25
37	307101037	Various Various		FL	Actual/360	5.020%	7,259.61	3,178.46	0.00	N/A	10/01/26	--	1,679,385.32	1,676,206.86	01/01/25
38	300801550	SS	Oakland	CA	Actual/360	4.298%	19,681.22	8,025.00	0.00	N/A	12/01/26	--	5,317,730.50	5,309,705.50	01/01/25
39	307101039	MF	Columbus	OH	Actual/360	4.840%	19,978.37	8,290.56	0.00	N/A	07/01/26	--	4,793,529.70	4,785,239.14	01/01/25
40	307101040	RT	Elyria	OH	Actual/360	5.030%	19,689.96	8,589.51	0.00	N/A	12/01/26	--	4,545,877.37	4,537,287.86	01/01/25
41	300801559	RT	Bakersfield	CA	Actual/360	4.807%	18,608.85	8,170.67	0.00	N/A	12/01/26	--	4,495,584.48	4,487,413.81	01/01/25
42	300801558	SS	San Carlos	CA	Actual/360	4.024%	17,325.56	0.00	0.00	N/A	12/01/26	--	5,000,000.00	5,000,000.00	01/01/25
43	307101043	MU	Columbia	SC	Actual/360	5.090%	19,850.45	7,266.32	0.00	N/A	12/01/26	--	4,528,906.85	4,521,640.53	01/01/25
44	300801533	MF	Hawthorne	CA	Actual/360	4.269%	13,696.67	7,997.91	0.00	N/A	11/06/26	--	3,725,800.12	3,717,802.21	01/06/25
47	300801520	MF	North Hills	CA	Actual/360	4.269%	13,074.09	7,634.38	0.00	N/A	11/06/26	--	3,556,444.75	3,548,810.37	01/06/25
49	307101049	MF	Columbus	OH	Actual/360	4.840%	12,739.66	5,286.68	0.00	N/A	07/01/26	--	3,056,704.25	3,051,417.57	01/01/25
50	307101050	IN	Charlotte	NC	Actual/360	4.530%	12,547.88	4,638.39	0.00	N/A	12/01/26	--	3,216,717.46	3,212,079.07	01/01/25
51	307101051	RT	Alma	MI	Actual/360	4.750%	10,968.64	8,130.29	0.00	N/A	11/01/26	--	2,681,637.40	2,673,507.11	01/01/25
52	307101052	RT	Various	MI	Actual/360	5.140%	8,152.48	17,985.48	0.00	N/A	11/01/26	--	1,841,906.20	1,823,920.72	08/01/24
53	307101053	RT	Sanford	FL	Actual/360	4.780%	10,978.16	5,249.01	0.00	N/A	12/01/26	--	2,667,118.28	2,661,869.27	01/01/25
54	300801556	RT	Manassas	VA	Actual/360	3.902%	10,080.17	0.00	0.00	N/A	12/01/26	--	3,000,000.00	3,000,000.00	01/01/25
55	300801526	MF	Glendale	CA	Actual/360	4.269%	6,194.63	3,617.24	0.00	N/A	11/06/26	--	1,685,077.28	1,681,460.04	01/06/25
56	300801544	SS	Tucson	AZ	Actual/360	4.848%	7,286.72	2,737.12	0.00	N/A	11/01/26	--	1,745,461.09	1,742,723.97	01/01/25
1A	306931009	LO	Honolulu	HI	Actual/360	4.199%	113,911.44	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	01/01/25
3A	453011460	RT	Memphis	TN	Actual/360	4.146%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	01/01/25
Totals							3,027,817.62	920,821.71	0.00				820,545,398.87	819,624,577.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	191,812,790.10	190,958,133.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,969,935.46	9,614,465.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,893,446.00	2,952,186.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,961,305.99	5,999,669.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	39,337,230.87	26,388,499.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,576,194.84	18,748,260.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,237,458.33	2,878,397.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,599,950.00	2,413,199.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,503,051.98	2,008,851.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,859,312.00	7,344,152.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,889,506.68	2,134,328.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,674,751.17	2,119,702.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,971,476.10	1,478,605.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,341,707.76	3,469,357.44	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,412,321.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,636,427.43	1,227,320.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,930,941.00	1,559,813.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,904,603.19	1,497,855.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,186,397.69	1,041,157.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,661,355.00	892,477.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	362,816.73	588,784.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,034,008.15	794,764.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	905,589.62	657,048.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	867,646.84	589,814.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	1,675.86	0.00
29	1,205,837.84	970,473.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	890,054.00	601,451.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,246,421.00	1,196,950.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	709,488.00	478,270.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,211,177.00	1,222,475.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	390,385.00	428,161.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	674,338.15	342,760.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	809,937.23	591,095.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	749,102.00	421,229.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	527,980.36	127,296.59	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	807,326.00	635,872.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	639,936.00	625,489.51	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	632,831.10	333,795.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	287,078.80	136,590.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	619,652.26	472,378.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	374,249.00	289,220.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	329,760.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	559,557.00	0.00	--	--	--	0.00	0.00	26,101.86	130,590.03	0.00	0.00
53	0.00	201,581.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	593,287.07	454,285.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	247,980.16	127,292.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	354,624,280.90	298,425,835.63				0.00	0.00	26,101.86	130,590.03	1,675.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	1	1,823,920.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.284838%	4.255673%	22
12/17/24	0	0.00	0	0.00	1	1,841,906.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285168%	4.255985%	23
11/18/24	0	0.00	1	1,860,076.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285523%	4.256320%	24
10/18/24	1	1,877,902.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285849%	4.267110%	25
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286199%	4.267456%	26
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286521%	4.267774%	27
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.286840%	4.268089%	28
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.287183%	4.268429%	29
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.287499%	4.268740%	30
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.287837%	4.269075%	31
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288148%	4.269382%	32
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288508%	4.269738%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
52	307101052	08/01/24	4	6	26,101.86	130,590.03	2,051.05	1,913,588.30	10/16/24	13
Totals					26,101.86	130,590.03	2,051.05	1,913,588.30

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		819,624,577	817,800,656	1,823,921		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	819,624,577	817,800,656	0	0	1,823,921	0
Dec-24	820,545,399	818,703,493	0	0	1,841,906	0
Nov-24	821,524,406	819,664,329	0	1,860,077	0	0
Oct-24	822,437,763	820,559,860	1,877,903	0	0	0
Sep-24	823,409,574	823,409,574	0	0	0	0
Aug-24	824,315,524	824,315,524	0	0	0	0
Jul-24	825,217,916	825,217,916	0	0	0	0
Jun-24	826,179,157	826,179,157	0	0	0	0
May-24	827,074,227	827,074,227	0	0	0	0
Apr-24	828,028,410	828,028,410	0	0	0	0
Mar-24	828,916,216	828,916,216	0	0	0	0
Feb-24	829,926,271	829,926,271	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	300801521	23,447,500.36	23,447,500.36	38,650,000.00	04/28/16	1,967,101.73	2.39610	06/30/24	11/06/26	261
44	300801533	3,717,802.21	3,717,802.21	6,600,000.00	05/03/16	327,420.55	2.51530	06/30/24	11/06/26	261
47	300801520	3,548,810.37	3,548,810.37	6,600,000.00	04/29/16	131,046.90	1.05460	06/30/24	11/06/26	261
52	307101052	1,823,920.72	1,913,588.30	8,200,000.00	10/05/16	519,539.00	1.65630	12/31/23	11/01/26	81
55	300801526	1,681,460.04	1,681,460.04	3,650,000.00	05/02/16	124,979.58	2.12290	06/30/24	11/06/26	261
Totals		34,219,493.70	34,309,161.28	63,700,000.00		3,070,087.76

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	300801521	MF	CA	10/29/24	98

The subject is a 335-unit multi-family garden property located at 380 North Linden Avenue in Rialto, California. The property consists of 24 two-story apartment buildings. The improvements were constructed in 1989 and are situated on a 14.83-

acre site. Lo an transferred to Special Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7MM was entered to public record against the

	Defendant/one of the Sponsors of the Loan. The breadth of the receiver's authority is still being determined by the courts and is being contested by the defendant.

44	300801533	MF	CA	10/29/24	98

The subject is comprised of a 0.54 acre multifamily located in the City of Hawthorne, Los Angeles County, California. The improvements include a 51 unit, single building, two-story apartment project built in 1968. Loan transferred to Special

Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7MM was entered to public record against the Defendant/one of the Sponsors of the Loan.

	The breadth of the receiver's a uthority is still being determined by the courts and is being contested by the defendant.

47	300801520	MF	CA	10/29/24	98

Burnet House is a 36-unit garden apartment property built in 1987 on 0.66 acres. The improvements consist of one, three-story building with parking beneath the building at grade level. Apartment units average 828 sf. Loan transferred to Special

Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7MM was entered to public record against the Defendant/one of the Sponsors of the Loan.

	The breadth of the receiver' s authority is still being determined by the courts and is being contested by the defendant.

52	307101052	RT	MI	10/16/24	13

Loan transferred due to payment default 10/18/2024 and the Borrower is next due for the September 2024 debt service. The collateral consists of two single tenant properties formerly located in Spring Lake, MI. and Coloma, MI. Both properties were former ly occupied by Rite Aid who vacated July 2024 due to Bankruptcy. Borrower secured a contract to sell the Spring Lake collateral for $1.6MM and then they would provide funding for the remaining loan obligations due at payoff

11/15/2024, however they did n ot close the sale because the buyer's lender requested an extension for additional review. Based on the amended PSA, the delay caused by the Buyer's Lender is due to their receipt/review of soil tests related to former underground storage tanks that leak ed gasoline during their removal 2014. While Borrower has not provided certainty the sale will close, pleadings for receivership are currently in the process of being drafted. Due to each property's

	vacancy, counsel is currently reviewing local municipa l codes to determine if vacancy ordinates exist/what is required.

55	300801526	MF	CA	10/29/24	98

This multifamily property was built in 1962 and located in Glendale, CA, just 7 mins. from downtown Los Angeles. Property includes 18-units in one, two-story building with an average size of 554 SF/unit. Loan transferred to Special Servicing due to the ap pointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7MM was entered to public record against the Defendant/one of the Sponsors of the Loan. The breadth of

	the receiver's authority i s still being determined by the courts and is being contested by the defendant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	453011434	47,015,747.08	4.14600%	46,702,921.13 4.14600%		10	12/31/20	05/01/20	03/11/21
3A	453011460	4,701,574.71	4.14600%	4,670,292.12 4.14600%		10	12/31/20	05/01/20	03/11/21
15	1648012	22,991,510.66	6.01000%	22,991,510.66 6.01000%		10	06/01/20	06/01/20	06/11/20
Totals		74,708,832.45		74,364,723.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,678.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,058.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,058.58	0.00	1,846.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,904.97

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Supplemental Notes
None

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